Deferred tax	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax
16 Deferred Tax
Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m

1 January 2021	(13)	(189)	58	(231)	246	(16,784)	1,133	(15,780)

Differences on exchange	(3)	5	(3)	2	(4)	(149)	4	(148)

Credited/(charged) to the income statement	12	(16)	34	8	(22)	63	(50)	29

Credited/(charged) relating to changes in tax rates	–	49	5	–	(3)	91	16	158

Charged to other comprehensive income	–	–	–	–	(78)	–	(32)	(110)

31 December 2021	(4)	(151)	94	(221)	139	(16,779)	1,071	(15,851)

1 January 2020	(45)	(208)	79	(318)	279	(17,408)	995	(16,626)

Differences on exchange	4	13	(3)	8	–	528	(44)	506

Credited/(charged) to the income statement	28	(6)	(21)	(18)	(12)	75	138	184

Credited relating to changes in tax rates	–	12	3	97	–	21	–	133

(Charged)/credited to other comprehensive income	–	–	–	–	(21)	–	44	23

31 December 2020	(13)	(189)	58	(231)	246	(16,784)	1,133	(15,780)
The net deferred tax liabilities are reflected in the Group balance sheet as follows: deferred tax asset of £611 million and deferred tax liability of £16,462 million (2020: deferred tax asset of £534 million and deferred tax liability of £16,314 million), after offsetting assets and liabilities where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred income taxes relate to the same fiscal authority.
At the balance sheet date, the Group has not recognised a deferred tax asset in respect of unused tax losses of £342 million (2020: £342 million) which have no expiry date and unused tax losses of £452 million (2020: £458 million) which will expire within the next 20 years.
In 2021 and 2020 the Group has not recognised any deferred tax asset in respect of deductible temporary differences which have no expiry date and has not recognised £148 million (2020: £173 million) in respect of deductible temporary differences which will expire within the next 10 years.
At the balance sheet date, the Group has unused tax credits of £80 million (2020: £80 million) which have no expiry date. No amount of deferred tax has been recognised in respect of these unused tax credits.
At the balance sheet date, the aggregate amount of undistributed earnings of subsidiaries which would be subject to dividend withholding tax and for which no withholding tax liability has been recognised was £0.9 billion (2020: £0.6 billion).